Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other expenses and adjustments

For the years ended December 31,	2021	2020	2019
Included in research and development expenses:
Employee compensation and benefits	$4,645,264	$3,775,263	$3,096,231
Share-based compensation	2,086,608	1,043,373	561,420

Included in operating expenses
Depreciation - property and equipment	$130,243	$88,957	$122,982
Depreciation - right-of-use assets	321,822	357,230	362,592
Employee compensation and benefits	2,542,210	2,635,170	2,555,274
Share-based compensation	1,739,293	1,515,601	908,733
Transaction cost, warrant derivative	—	—	233,143